Trade and other receivables - Carrying amounts (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Non-current other receivables
Non-current other receivables		$ 112.1	$ 107.2
Current trade and other receivables
Trade receivables		671.5	1,178.0
Other receivables
Insurance recoveries (see also Note 15)		23.9	7.7
Government institutions		11.9	14.9
Prepaid expenses		24.9	55.8
Other receivables	[1]	93.5	21.6
Total other receivables		154.2	100.0
Total trade and other receivables		$ 825.7	$ 1,278.0

[1]	As at December 31, 2022, mainly includes interest receivables and receivables related to vessel owners.